Fair Value Measurements - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jul. 01, 2017	Jul. 01, 2017	Jul. 02, 2016	Jun. 27, 2015	May 04, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset impairment charges		$ 14.2	$ 0.0	$ 0.0
Stuart Weitzman
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Potential earnout payment					$ 44.1
Reversal of earnout accrual	$ 35.2
Leasehold Improvements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair value	$ 3.1	$ 3.1